Stockholders' Equity and Accumulated Other Comprehensive Loss (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended								12 Months Ended		0 Months Ended	12 Months Ended				12 Months Ended
	Nov. 01, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Argentine pesos Sugar segment	Dec. 31, 2012 Argentine pesos Sugar segment	Dec. 31, 2013 U.S. dollars Sugar segment	Dec. 31, 2012 U.S. dollars Sugar segment	Dec. 31, 2013 Cumulative Foreign Currency Translation Adjustment	Dec. 31, 2011 Cumulative Foreign Currency Translation Adjustment	Feb. 22, 2014 Cumulative Foreign Currency Translation Adjustment Argentine pesos	Dec. 31, 2013 Unrealized Gain (Loss) on Investments	Dec. 31, 2011 Unrealized Gain (Loss) on Investments	Dec. 31, 2013 Unrealized Loss on Cash Flow Hedges	Dec. 31, 2012 Unrealized Loss on Cash Flow Hedges	Dec. 31, 2013 Unrecognized Pension Cost	Dec. 31, 2011 Unrecognized Pension Cost
Components of and changes in accumulated other comprehensive loss, net of tax
Balance at beginning of the period			$ (171,544,000)	$ (156,065,000)							$ (109,457,000)	$ (93,669,000)		$ 2,232,000	$ (311,000)	$ (113,000)	$ (113,000)	$ (64,206,000)	$ (62,085,000)
Other comprehensive income (loss) before reclassifications			(14,142,000)								(45,956,000)			(1,124,000)				32,938,000
Amounts reclassified from accumulated other comprehensive income (loss)			3,889,000											(627,000)				4,516,000
Other comprehensive loss, net of tax			(10,253,000)	(15,479,000)	(32,158,000)						(45,956,000)			(1,751,000)				37,454,000
Balance at end of the period		(171,544,000)	(181,797,000)	(171,544,000)	(156,065,000)						(155,413,000)	(93,669,000)		481,000	(311,000)	(113,000)	(113,000)	(26,752,000)	(62,085,000)
Net assets of Sugar segment							151,769,000	193,380,000	2,957,000	5,843,000
Comprehensive loss, net of related taxes													25,265,000
Additional authorized repurchase amount under the November 2009 share repurchase program	75,000,000
Stock repurchase programs, authorized amount	100,000,000
Remaining authorized repurchase amount before additional amount authorized under the share repurchase program			84,627,000
Common shares repurchased			8,705	12,937	5,282
Repurchase of common stock			23,578,000	26,830,000	9,971,000
Common stock dividend declared and paid (in dollars per share)		$ 12.00
Common stock dividend historical amount on a quarterly basis (in dollars per share)				$ 0.75
Common stock dividend historical amount on annual basis (in dollars per share)				$ 3.00
Portion of dividend serving as prepayment for next succeeding year (in dollars per share)		$ 3.00				$ 3.00
Portion of dividend serving as prepayment for second succeeding year (in dollars per share)		$ 3.00				$ 3.00
Portion of dividend serving as prepayment for third succeeding year (in dollars per share)		$ 3.00
Portion of dividend serving as prepayment for fourth succeeding year (in dollars per share)		$ 3.00
Pension settlement loss				1,796,000
Pension curtailment loss				1,134,000
Pension settlement and curtailment loss				2,930,000
Agreement termination gain unrecognized in other comprehensive income, net of tax			1,310,000
Income tax rate for foreign currency translation gains and losses (as a percent)			35.00%	35.00%	35.00%
Cumulative foreign currency translation adjustment, net of related taxes		3,412,000	41,380,000	3,412,000
Tax benefit recorded on unrecognized pension cost			0
Effective income tax rate for components of accumulated other comprehensive loss (as a percent)			39.00%	39.00%	39.00%
Unrecognized pension cost related to employees at certain subsidiaries		$ 21,129,000	$ 8,663,000	$ 21,129,000